Taxation - Income before Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ 1,292,104	$ 199,468	¥ 946,261	¥ 570,659
Non PRC	(15,913)	(2,457)	(4,800)	(2,203)
Income before income taxes	¥ 1,276,191	$ 197,011	¥ 941,461	¥ 568,456